Financial Instruments and Risk Management (Details Textual)	12 Months Ended
Mar. 31, 2020 USD ($) $ / shares
Financial Instruments and Risk Management (Textual)
Fair value market price per share | $ / shares	$ 34.03
Fair value investment and option | $	$ 0